SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 29, 2023
Concentration of risks
Research and development	$ 8,869	$ 7,419	$ 3,688
Cash	42,089	17,344
Silicon Valley Bank | Subsequent Event
Concentration of risks
Cash deposit				$ 800
UNITED STATES
Concentration of risks
Cash	36,736	5,889
Non-US
Concentration of risks
Cash	5,353	11,455
Research and Development Expense | Supplier concentration risk | A
Concentration of risks
Research and development	$ 4,559	2,385
Research and Development Expense | Supplier concentration risk | B
Concentration of risks
Research and development		1,213
Research and Development Expense | Supplier concentration risk | C
Concentration of risks
Research and development		$ 765	776
Research and Development Expense | Supplier concentration risk | D
Concentration of risks
Research and development			1,187
Research and Development Expense | Supplier concentration risk | E
Concentration of risks
Research and development			448
Research and Development Expense | Supplier concentration risk | F
Concentration of risks
Research and development			442
Research and Development Expense | Supplier concentration risk | G
Concentration of risks
Research and development			$ 423